UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21113
                                     -------------------------------------------

                      Touchstone Institutional Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
     (Address of principal executive offices)          (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:    12/31
                            -------------------------------
Date of reporting period:   09/30/10
                            -------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
SANDS CAPITAL INSTITUTIONAL GROWTH FUND-SEPTEMBER 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         MARKET
COMMON STOCKS -- 97.5%                                    SHARES          VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 35.1%
Apple, Inc.*                                           216,000    $  61,290,000
ASML Holding NV - Class G+                             620,300       18,441,519
F5 Networks, Inc.*                                     123,600       12,830,916
FLIR Systems, Inc.*                                    484,000       12,438,800
Google, Inc. - Class A*                                 93,100       48,951,049
QUALCOMM, Inc.                                       1,434,300       64,715,616
Salesforce.com, Inc.*                                  624,800       69,852,640
Visa, Inc. - Class A                                   769,300       57,128,218
--------------------------------------------------------------------------------
                                                                    345,648,758
--------------------------------------------------------------------------------

HEALTH CARE -- 19.6%
Alexion Pharmaceuticals, Inc.*                         190,164       12,238,955
Allergan, Inc.                                         633,700       42,160,061
Genzyme Corp.*                                         506,000       35,819,740
Illumina, Inc.*                                        715,600       35,207,520
Intuitive Surgical, Inc.*                              138,500       39,297,990
Varian Medical Systems, Inc.*                          471,400       28,519,700
--------------------------------------------------------------------------------
                                                                    193,243,966
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 18.9%
Amazon.com, Inc.*                                      487,800       76,613,868
Las Vegas Sands Corp.*                                 691,026       24,082,256
NIKE, Inc. - Class B                                   422,200       33,835,108
Staples, Inc.                                        1,289,800       26,982,616
Starbucks Corp.                                        955,400       24,439,132
--------------------------------------------------------------------------------
                                                                    185,952,980
--------------------------------------------------------------------------------

ENERGY -- 12.3%
FMC Technologies, Inc.*                                558,500       38,139,965
National Oilwell Varco, Inc.                         1,058,940       47,091,062
Schlumberger Ltd.                                      584,600       36,017,206
--------------------------------------------------------------------------------
                                                                    121,248,233
--------------------------------------------------------------------------------

FINANCIALS -- 6.4%
Charles Schwab Corp. (The)                           1,954,800       27,171,720
CME Group, Inc.                                         12,446        3,241,561
IntercontinentalExchange, Inc.*                        308,320       32,287,270
--------------------------------------------------------------------------------
                                                                     62,700,551
--------------------------------------------------------------------------------

INDUSTRIALS -- 3.3%
CH Robinson Worldwide, Inc.                            123,205        8,614,494
W.W. Grainger, Inc.                                    200,300       23,857,733
--------------------------------------------------------------------------------
                                                                     32,472,227
--------------------------------------------------------------------------------

MATERIALS -- 1.9%
Praxair, Inc.                                          213,700       19,288,562
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 960,555,277
--------------------------------------------------------------------------------

INVESTMENT FUNDS --3.6%
Invesco Liquid Assets Portfolio**                    1,780,313        1,780,313
Touchstone Institutional Money Market
   Fund^                                            33,521,085       33,521,085
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 35,301,398
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 101.1%
(Cost $800,764,814)                                               $ 995,856,675

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%)                     (11,231,825)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 984,624,850
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2010, was $1,693,718.
**    Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                     LEVEL 1      LEVEL 2      LEVEL 3       TOTAL
--------------------------------------------------------------------------------

Common Stocks               $ 960,555,277     $ -          $ -     $ 960,555,277
Investment
   Funds                       35,301,398       -            -        35,301,398
--------------------------------------------------------------------------------
                                                                   $ 995,856,675

See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION -- The Fund' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Shares of open-end mutual funds in which the Fund invest are valued at their respective net asset values as reported by the underlying funds.

The Fund has adopted FASB ASC 820 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2010, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in the Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by industry concentration.

PORTFOLIO SECURITIES LOANED -- The Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities.

As of September 30, 2010, the Sands Capital Institutional Growth Fund had loaned common stocks having a fair value of approximately $1,693,718 and had received collateral valued at $1,780,313 for the loan.

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

All collateral received as cash and securities is received, held and administered by the Fund' custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

FEDERAL TAX INFORMATION -- As of September 30, 2010, the Fund had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                GROSS           GROSS       NET UNREALIZED
                               FEDERAL TAX    UNREALIZED      UNREALIZED     APPRECIATION
                                  COST       APPRECIATION    DEPRECIATION   (DEPRECIATION)
------------------------------------------------------------------------------------------
Sands Capital Institutional
Growth Fund                   $ 821,561,916  $ 194,355,909  $  (20,061,150)  $ 174,294,759

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Touchstone Institutional Funds Trust


By:    /s/ Jill T. McGruder
       -------------------------
Name:  Jill T. McGruder
Title: President
Date:  November 22, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       -------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  November 23, 2010